                       SEMIANNUAL REPORT DECEMBER 31, 2001

                                  Oppenheimer

                                HIGH YIELD FUND
                                    [PHOTO]

                             [OPPENHEIMERFUNDS LOGO]
                            THE RIGHT WAY TO INVEST

CONTENTS

 1 Letter to Shareholders

 3 An Interview
   with Your Fund's
   Managers

 8 Financial
   Statements

44 Officers and Trustees


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Oppenheimer High Yield Fund seeks high current income by investing mainly in high yield, lower rated fixed income securities as its primary goal. The Fund secondarily seeks capital growth when consistent with its main goal.

CUMULATIVE TOTAL RETURNS*

For the 6-Month Period
Ended 12/31/01

CLASS A

 Without       With
 Sales Chg.    Sales Chg.

 -0.80%         -5.51%


CLASS B

 Without       With
 Sales Chg.    Sales Chg.

 -1.28          -5.95


CLASS C

 Without       With
 Sales Chg.    Sales Chg.

 -1.18          -2.11


CLASS N

 Without       With
 Sales Chg.    Sales Chg.

 -0.85          -1.79


CLASS Y

 Without       With
 Sales Chg.    Sales Chg.

 -0.83


AVERAGE ANNUAL TOTAL RETURNS*

For the 1-Year Period
Ended 12/31/01

CLASS A

 Without       With
 Sales Chg.    Sales Chg.

 -0.06%         -4.80%


CLASS B

 Without       With
 Sales Chg.    Sales Chg.

 -0.91          -5.34


CLASS C

 Without       With
 Sales Chg.    Sales Chg.

 -0.81          -1.70


CLASS N

 Without       With
 Sales Chg.    Sales Chg.

 -7.22          -8.06


CLASS Y

 Without       With
 Sales Chg.    Sales Chg.

  0.06

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
JOHN V. MURPHY
CHAIRMAN, PRESIDENT AND
CHIEF EXECUTIVE OFFICER
OPPENHEIMERFUNDS, INC.

[PHOTO]
JAMES C. SWAIN
CHAIRMAN
OPPENHEIMER
HIGH YIELD FUND

DEAR SHAREHOLDER,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on this unimaginable past year.

        For the first time in a decade, the U.S. economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and follows one of the longest growth periods in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the markets have refocused on the importance of company fundamentals across all industries.

        A word of caution remains. As Alan Greenspan and the Federal Reserve observed--while the U.S. economy shows tentative signs of rebounding from its current recession, it still faces risks in the near term.

        The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

        While the volatility of the economy may be beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. Diversifying your portfolio across many sectors of the market helps manage risk and provides the potential for rewards. You should also maintain an appropriate level of awareness about your funds.


                         1  OPPENHEIMER HIGH YIELD FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

        Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

        We look forward to 2002. It will be a year full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned management expertise and experience that should help pave the way for a brighter future. Our vision is clear and focused--we are well positioned for the future and hold a commitment to you, our shareholders, that we shall always keep your long-term interests in mind.

        In the face of adversity, we stood strong and proud. And despite the challenges, we have come together as never before with a greater sense of strength and resolve.

        We thank you for your continued support and confidence. The letters many of you sent to us concerning September 11 were a source of inspiration for all of us at OppenheimerFunds. We hope you can see the strength and spirit that has led, and continues to lead, OppenheimerFunds towards a bright future. We look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, The Right Way to Invest.

        Best wishes for 2002!

Sincerely,

/s/ JOHN V. MURPHY                      /s/ JAMES C. SWAIN

John V. Murphy                          James C. Swain
Chairman, President and                 Chairman
Chief Executive Officer                 Oppenheimer
OppenheimerFunds, Inc.                  High Yield Fund

January 23, 2002                        January 23, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


                         2  OPPENHEIMER HIGH YIELD FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
DAVID NEGRI
THOMAS REEDY

Q. HOW DID OPPENHEIMER HIGH YIELD FUND PERFORM DURING THE SIX MONTHS THAT ENDED DECEMBER 31, 2001?

A. By our most important measure--current income--the Fund performed quite well. Our focus on lower rated but higher yielding bonds helped the Fund achieve a consistently high level of current income. However, as the yields on lower quality bonds climbed, their prices declined, more than offsetting the income gains. Thus, from a total return standpoint, the Fund underperformed its benchmark for the year.

WHY DID PRICES OF HIGH YIELD BONDS FALL DURING THIS PERIOD?

High yield bonds are very sensitive to economic conditions, because the companies issuing them do not have substantial financial strength. Such companies may find it harder to meet their debt obligations when consumers and businesses pare down their spending, as frequently happens during a recession. And recession is just what happened during these six months.

        As the six-month period began, the Federal Reserve (the Fed) had trimmed short-term interest rates five times in six months, giving investors confidence that an upturn in spending and a recovery in corporate earnings were imminent. However, by late summer, it was painfully obvious that, despite an additional rate reduction by the Fed and a federal tax rebate meant to spur consumer spending, the U.S. economy was not improving. The terrorist attacks on September 11 had a multiplier effect on the economy's weaknesses as well as an immediate and very negative impact on certain industries, such as travel- and leisure-related businesses. A subsequent chain reaction throughout the economy made it clear that the anticipated earnings recovery would be delayed, until at least the middle of 2002.


                         3  OPPENHEIMER HIGH YIELD FUND

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE

For the Periods Ended 12/31/01(1)


CLASS A

1-Year      5-Year    10-Year

-4.80%      1.32%     6.53%


CLASS B
                      Since
1-Year      5-Year    Inception

-5.34%      1.24%     5.04%


CLASS C
                      Since
1-Year      5-Year    Inception

-1.70%      1.51%     3.66%


CLASS N
                      Since
1-Year      5-Year    Inception

N/A         N/A       -8.06%


CLASS Y
                      Since
1-Year      5-Year    Inception

 0.06%      N/A       0.36%


AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

        In response, investors sought the safety of high quality bonds and demanded higher yields from lower quality bonds, as compensation for an increased risk of default. The prices of high yield bonds, especially the highest yielding issues, plummeted. As a result, the high yield marketplace became exceptionally volatile.

WHAT DID THIS MEAN FOR THE FUND?

We too were anticipating a turnaround in corporate earnings in late 2001 and had positioned the Fund accordingly, with an emphasis on lower rated (single B) bonds. Historically, the lower echelon of the bond market has been among the first to react positively to a resurgent economy. While enjoying the exceptionally high cash flow provided by the portfolio's many B-rated securities, we were looking forward to strong price appreciation from them when the economy resumed a positive course.

        As it turned out, several of our positions in the telecommunications industry suffered considerably. With the economy steadily deteriorating, defaults in that sector rose dramatically, and even the more creditworthy companies in the industry were effected. Likewise, a number of the Fund's energy bonds performed below our expectations, due to lower energy prices and a falloff in demand for gas and oil. Fortunately, the energy companies own hard assets that could be sold in a worst-case scenario, so most of them are financially strong enough to survive the present economic downturn, provided it is not too protracted.


1. See Notes on page 7 for further details.


                         4  OPPENHEIMER HIGH YIELD FUND

STANDARDIZED YIELDS

For the 30 Days
Ended 12/31/01(2)

CLASS A       12.78%
CLASS B       12.67
CLASS C       12.68
CLASS N       13.23
CLASS Y       13.63


HOW DID YOU ALTER THE PORTFOLIO IN RESPONSE TO THE TROUBLES IN THE HIGH YIELD MARKET?

The worst of the troubles occurred in September and October. Since then, the bond and stock markets have rallied. Once the United States' recession was confirmed and the U.S. military began to make progress in the "war on terrorism," investors were more relieved than concerned. With the worst already here, they can now look forward to the next phase of the economic cycle, a climb out of recession into recovery. By the final two months, the stock market had regained all of what it sacrificed after September 11, and mergers and acquisition activity was on the upswing, accompanied by a rise in initial public offerings (IPOs).

        This bodes well for high yield securities. A stronger economy improves the likelihood that weaker companies will pay their debts. And a more active equity marketplace means greater access to capital for businesses. The weakest competitors may be bought out, while stronger ones may be able to exchange their bonds for stock.

        With this in mind, we began to selectively weed out bonds from companies in which we have the lowest confidence of recovery and fortified our positions in larger, more stable competitors.


2. Standardized yield is based on net investment income for the 30-day period ended December 31, 2001. Falling share prices will tend to artificially raise yields.


                         5  OPPENHEIMER HIGH YIELD FUND

CREDIT ALLOCATION(3)

[PIE CHART]

- Treasury/
  Agency      13.6%
- AAA/A        1.9
- BBB/BB/B    70.8
- CCC/CC/C    11.9
- D            0.1
- Other
  Securities   1.7

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR HIGH YIELD BONDS?

We fully expect the volatility among lower rated bonds to persist. While we now know that the recession arrived last March, we do not know how long it will stay. Much will depend upon when consumer confidence returns, how much remedial action the Fed takes, when we see a federal plan for tax reduction, and how much that plan benefits businesses. Until we know more about these factors, it's fair to expect continued erratic behavior for high yield bonds. For this reason, we will be a bit more cautious in the near term while maintaining the exceptionally strong emphasis on high current income that makes Oppenheimer High Yield Fund part of the Right Way to Invest.

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES(4)
......................................................
Media/Entertainment: Wireless Communications  12.1%
......................................................
Media/Entertainment: Cable/Wireless Video      9.4
......................................................
Service                                        7.2
......................................................
Gaming/Leisure                                 6.9
......................................................
Energy                                         6.0
......................................................
Media/Entertainment: Telecommunications        4.8
......................................................
Chemicals                                      3.9
......................................................
Housing                                        3.6
......................................................
Manufacturing                                  3.1
......................................................
Forest Products/Containers                     2.9
......................................................

3. Portfolio is subject to change. Percentages are as of December 31, 2001, and are dollar-weighted based on total market value of investments. Average credit quality and ratings allocations include securities rated by a national rating organization. Under normal market conditions, the Fund invests at least 65% of its assets in high yield, lower rated fixed income securities commonly known as "junk bonds." Securities rated below investment grade carry a greater risk of default. While the Fund has generally invested under 15% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by the prospectus.

4. Portfolio is subject to change. Percentages are as of December 31, 2001, and are based on net assets.

                         6  OPPENHEIMER HIGH YIELD FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds web-site at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares were first publicly offered on 7/28/78. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/15/97. Unless otherwise noted, Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         7  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2001 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL     MARKET VALUE
                                                                                       AMOUNT       SEE NOTE 1
==============================================================================================================
 ASSET-BACKED SECURITIES--0.1%
 Goldman Sachs Asset Management, Sub. Collateralized Bond
 Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 (Cost $2,000,000)                $  2,000,000     $  1,265,625

==============================================================================================================
 CORPORATE LOANS--0.1%
 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 1/1/02(1,2)
 (Cost $3,864,760)                                                                  3,945,448          986,362

==============================================================================================================
 MORTGAGE-BACKED OBLIGATIONS--16.7%
--------------------------------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--15.0%
--------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--15.0%
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 192, Cl. IO, 12.909%, 2/1/28(3)                                            29,952,790        7,043,586
 Series 194, Cl. IO, 9.603%, 4/1/28(3)                                              7,078,085        1,745,190
 Series 197, Cl. IO, 7.251%, 4/1/28(3)                                             14,569,434        3,760,735
 Series 199, Cl. IO, 14.811%, 8/1/28(3)                                             9,973,236        2,533,825
 Series 202, Cl. IO, 11.423%, 4/1/29(3)                                            45,290,993       11,549,203
 Series 205, Cl. IO, 3.787%, 9/15/29(3)                                            17,484,265        4,092,411
--------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 2/25/30(4)                                                                    95,000,000       92,891,950
 6.50%, 1/25/28(4)                                                                 95,000,000       95,000,000
                                                                                                  ------------
                                                                                                   218,616,900

--------------------------------------------------------------------------------------------------------------
 PRIVATE--1.7%
--------------------------------------------------------------------------------------------------------------
 COMMERCIAL--1.7%
 AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg
 Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(1)                     840,000          745,763
--------------------------------------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1997-D4, Cl. B3, 7.525%, 4/14/29(5)                                         1,500,000        1,061,719
--------------------------------------------------------------------------------------------------------------
 CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1993-C1, Cl. E, 6.72%, 12/25/03(1,5)                                        1,452,000        1,440,372
--------------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
 Certificates, Series 1997-CHL1, Cl. E, 8.111%, 2/25/11(1,5)                        4,500,000        3,498,750
--------------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
 Mtg.-Backed Security Pass-Through Certificates, Series 1997-C1, Cl. X,
 11.603%, 7/15/27(3)                                                               65,291,825        4,391,896
--------------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
 Series 1997-C2, Cl. F, 6.75%, 4/16/29                                              3,000,000        1,723,945
--------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
 Certificates:
 Series 1997-RR, Cl. D, 7.751%, 4/30/39(5,6)                                        5,000,269        4,325,575
 Series 1997-RR, Cl. F, 7.751%, 4/30/39(5,6)                                        8,000,430        4,904,542
 Series 1997-MC1, Cl. F, 7.452%, 5/20/07(6)                                         1,400,000        1,233,750
--------------------------------------------------------------------------------------------------------------
 Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                656,024          649,959
                                                                                                  ------------
                                                                                                    23,976,271
                                                                                                  ------------
 Total Mortgage-Backed Obligations (Cost $246,058,583)                                             242,593,171


                          8  OPPENHEIMER HIGH YIELD FUND

                                                                                   PRINCIPAL    MARKET VALUE
                                                                                      AMOUNT      SEE NOTE 1
============================================================================================================
 FOREIGN GOVERNMENT OBLIGATIONS--0.3%
 United Mexican States Bonds, Bonos de Desarrollo, 14.50%, 5/12/05(5) [MXN]
 (Cost $4,056,212)                                                                39,735,700     $ 4,828,267

============================================================================================================
 LOAN PARTICIPATIONS--0.8%
 Bank Rakyat Loan Participation Nts., Series 4 yr., 7.031%, 8/28/02(1,5)             500,000         486,250
------------------------------------------------------------------------------------------------------------
 Shoshone Partners Loan Trust Sr. Nts., 4.03%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase
 Manhattan Bank and the Trust)(1,5)                                               23,200,000      10,248,284
                                                                                                 -----------
 Total Loan Participations (Cost $23,668,451)                                                     10,734,534

============================================================================================================
 CORPORATE BONDS AND NOTES--88.4%
------------------------------------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--0.8%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                    2,400,000       2,508,000
------------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                               3,000,000       2,565,000
 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                               1,000,000         887,500
------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08      4,000,000       3,760,000
------------------------------------------------------------------------------------------------------------
 Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                             6,000,000       2,070,000
                                                                                                 -----------
                                                                                                  11,790,500

------------------------------------------------------------------------------------------------------------
 CHEMICALS--3.9%
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                     4,200,000       4,032,000
------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                        2,000,000         910,000
------------------------------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11(6)                       1,800,000       1,876,500
------------------------------------------------------------------------------------------------------------
 Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07                         1,000,000       1,050,000
------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                                              3,000,000       2,895,000
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                        2,700,000       2,121,601
 Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(7)                           11,200,000       2,856,000
------------------------------------------------------------------------------------------------------------
 IMC Global, Inc., 11.25% Sr. Nts., 6/1/11(6)                                      1,200,000       1,284,000
------------------------------------------------------------------------------------------------------------
 ISP Chemco, Inc.:
 10.25% Sr. Sub. Nts., 7/1/11(6)                                                   3,500,000       3,675,000
 10.625% Bonds, 12/15/09(6)                                                        2,500,000       2,512,500
------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08(6)                                                      3,750,000       3,731,250
 9.625% Sr. Sec. Nts., Series A, 5/1/07                                            4,400,000       4,455,000
 9.875% Sec. Nts., Series B, 5/1/07                                                3,000,000       3,022,500
------------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]                       2,500,000       2,337,300
------------------------------------------------------------------------------------------------------------
 NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03(8)                            4,060,000       4,039,700
------------------------------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11                         3,500,000       3,692,500
------------------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11(6)                                  4,000,000       4,100,000
------------------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(2,9)                        1,000,000         425,000
------------------------------------------------------------------------------------------------------------
 Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(2,9)                  3,000,000         858,750
------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07(2)                 2,000,000         590,000


                          9  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL    MARKET VALUE
                                                                                      AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------
 CHEMICALS CONTINUED
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                             $ 1,500,000     $   967,500
------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 11.75% Sr. Unsec. Sub. Nts., 8/15/06(2,8)                                         3,000,000         225,000
 12.375% Sr. Sec. Nts., Series B, 7/15/06(2)                                       6,000,000       5,010,000
                                                                                                 -----------
                                                                                                  56,667,101

------------------------------------------------------------------------------------------------------------
 CONSUMER NON-DURABLES--2.1%
 AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(1,10)                       2,520,000       1,272,600
------------------------------------------------------------------------------------------------------------
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                         4,200,000       4,011,000
------------------------------------------------------------------------------------------------------------
 Consoltex Group, Inc., 11% Sr. Sub. Nts., Series B, 10/1/03(2,9)                  3,780,000         926,100
------------------------------------------------------------------------------------------------------------
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08                           4,400,000         891,000
------------------------------------------------------------------------------------------------------------
 Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1,2,9)      3,500,000              --
------------------------------------------------------------------------------------------------------------
 Holmes Products Corp., 9.875% Sr. Sub. Nts., Series C, 11/15/07(1)                1,000,000         347,500
------------------------------------------------------------------------------------------------------------
 Levi Strauss & Co., 11.625% Sr. Unsec. Nts., 1/15/08                              1,500,000       1,335,000
------------------------------------------------------------------------------------------------------------
 Pennzoil-Quaker State Co., 10% Sr. Nts., 11/1/08(6)                               3,000,000       3,150,000
------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                       2,500,000       2,650,000
------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp.:
 9% Sr. Nts., 11/1/06                                                              6,800,000       4,692,000
 12% Sr. Sec. Nts., 12/1/05(6)                                                     7,000,000       6,991,250
------------------------------------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                               4,800,000       4,728,000
------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(1,2,9)             1,200,000              --
                                                                                                 -----------
                                                                                                  30,994,450

------------------------------------------------------------------------------------------------------------
 ENERGY--6.0%
 AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(1,2,9)                        3,500,000         402,500
------------------------------------------------------------------------------------------------------------
 Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                               4,000,000       3,320,000
------------------------------------------------------------------------------------------------------------
 BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                      2,500,000       2,612,500
------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.:
 8.125% Sr. Unsec. Nts., 4/1/11                                                    1,000,000         975,000
 8.375% Sr. Nts., 11/1/08(6)                                                       3,000,000       2,977,500
------------------------------------------------------------------------------------------------------------
 Clark Refining & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                  4,900,000       3,993,500
------------------------------------------------------------------------------------------------------------
 Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                1,600,000       1,508,000
------------------------------------------------------------------------------------------------------------
 El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11          1,500,000       1,522,500
------------------------------------------------------------------------------------------------------------
 Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(1)               2,800,000         819,000
------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09(1)                                  5,500,000       5,857,500
------------------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(1)              4,015,000       2,830,575
------------------------------------------------------------------------------------------------------------
 Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Trust 2001, Cl. A, 9/1/08(6)        1,500,000       1,567,500
------------------------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08(6)                7,000,000       7,140,000
------------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                    3,750,000       3,993,750
------------------------------------------------------------------------------------------------------------
 Nuevo Energy Co., 9.375% Sr. Unsec. Sub. Nts., Series B, 10/1/10                  2,300,000       2,139,000
------------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                 7,250,000       6,343,750
------------------------------------------------------------------------------------------------------------
 P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                  3,280,000       3,534,200


                        10  OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL    MARKET VALUE
                                                                                            AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 ENERGY CONTINUED
 Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                            $ 7,525,000     $ 7,731,937
------------------------------------------------------------------------------------------------------------------
 RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                      13,500,000      10,057,500
------------------------------------------------------------------------------------------------------------------
 Statia Terminals International NV/Statia Terminals (Canada), Inc.,
 11.75% First Mtg. Nts., Series B, 11/15/03(1)                                             925,000         957,375
------------------------------------------------------------------------------------------------------------------
 Stone Energy Corp.:
 8.25% Sr. Sub. Nts., 12/15/11(6)                                                        3,200,000       3,264,000
 8.75% Sr. Sub. Nts., 9/15/07                                                            3,010,000       3,085,250
------------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp., 9.625% Sr. Sub. Nts., 11/1/08(6)                                1,000,000       1,042,500
------------------------------------------------------------------------------------------------------------------
 Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(10)             8,000,000       7,640,000
------------------------------------------------------------------------------------------------------------------
 Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11(6)                        2,400,000       2,436,000
                                                                                                       -----------
                                                                                                        87,751,337

------------------------------------------------------------------------------------------------------------------
 FINANCIAL--2.0%
 Alamosa Delaware, Inc., 13.625% Sr. Unsec. Nts., 8/15/11                                1,800,000       1,899,000
------------------------------------------------------------------------------------------------------------------
 AmeriCredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06                                        1,300,000       1,228,500
------------------------------------------------------------------------------------------------------------------
 AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05(2)                            4,000,000       1,020,000
------------------------------------------------------------------------------------------------------------------
 Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09(6)                                   1,900,000       2,004,500
------------------------------------------------------------------------------------------------------------------
 Bank Plus Corp., 12% Sr. Nts., 7/18/07(1)                                                  78,000          83,070
------------------------------------------------------------------------------------------------------------------
 Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/08                                          1,000,000         449,000
------------------------------------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                          6,000,000       2,550,000
------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09(6)                                3,250,000       3,266,250
------------------------------------------------------------------------------------------------------------------
 IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08                                   3,000,000       3,005,802
------------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                 2,500,000       2,862,500
------------------------------------------------------------------------------------------------------------------
 Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03(1,2,9)                                 8,802,000              --
------------------------------------------------------------------------------------------------------------------
 Parametric RE Ltd., 6.49% Nts., 11/19/07(5,6)                                           1,000,000         972,540
------------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08(1)     10,000,000       9,750,000
                                                                                                       -----------
                                                                                                        29,091,162

------------------------------------------------------------------------------------------------------------------
 FOOD & DRUG--1.2%
 Family Restaurants, Inc.:
 9.75% Sr. Nts., 2/1/02(1,2,9)                                                           9,500,000         427,500
 10.875% Sr. Sub. Disc. Nts., 2/1/04(1,2,9)                                                450,000          15,750
------------------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08                                                         4,000,000       4,060,000
 10.625% Sr. Sub. Nts., 7/31/07                                                            500,000         480,000
 10.625% Sr. Sub. Nts., Series B, 7/31/07                                                5,000,000       4,800,000
------------------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                      1,600,000       1,580,000
------------------------------------------------------------------------------------------------------------------
 Rite Aid Corp., 11.25% Sr. Nts., 7/1/08(6)                                              5,500,000       5,417,500
------------------------------------------------------------------------------------------------------------------
 Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                  1,065,000       1,113,534
                                                                                                       -----------
                                                                                                        17,894,284

------------------------------------------------------------------------------------------------------------------
 FOOD/TOBACCO--2.4%
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                               2,100,000       1,921,500
------------------------------------------------------------------------------------------------------------------
 Cott Corp., 9.375% Sr. Nts., 7/1/05                                                    10,015,000      10,265,375


                        11  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL    MARKET VALUE
                                                                                     AMOUNT      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
 FOOD/TOBACCO CONTINUED
 Del Monte Corp., 9.25% Sr. Unsec. Sub. Nts., 5/15/11                           $ 2,500,000     $ 2,625,000
-----------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07(1)                       2,000,000       1,650,000
-----------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11          4,000,000       4,030,000
-----------------------------------------------------------------------------------------------------------
 Ingles Markets, Inc., 8.875% Sr. Sub. Nts. 12/1/11(6)                            1,100,000       1,086,250
-----------------------------------------------------------------------------------------------------------
 Michael Foods, Inc., 11.75% Sr. Unsec. Sub. Nts., 4/1/11                         1,600,000       1,736,000
-----------------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09(1)                                    500,000         457,500
-----------------------------------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                      6,250,000       4,531,250
-----------------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08(1)                  2,240,000       2,206,400
-----------------------------------------------------------------------------------------------------------
 Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07(1)        3,435,000       2,662,125
-----------------------------------------------------------------------------------------------------------
 United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 [EUR]                2,000,000       2,012,304
                                                                                                -----------
                                                                                                 35,183,704

-----------------------------------------------------------------------------------------------------------
 FOREST PRODUCTS/CONTAINERS--2.9%
 Ainsworth Lumber Co. Ltd., 12.50% Sr. Nts., 7/15/07(11)                          5,500,000       5,472,500
-----------------------------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(1,2,9)           2,500,000          15,000
-----------------------------------------------------------------------------------------------------------
 Applied Extrusion Technologies, Inc., 10.75% Sr. Nts., Series B, 7/1/11          3,500,000       3,745,000
-----------------------------------------------------------------------------------------------------------
 Ball Corp., 8.25% Sr. Unsec. Sub. Nts., 8/1/08(1)                                3,300,000       3,498,000
-----------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                  11,000,000       2,035,000
-----------------------------------------------------------------------------------------------------------
 Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07                4,500,000       3,825,000
-----------------------------------------------------------------------------------------------------------
 Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                  2,000,000       2,200,000
-----------------------------------------------------------------------------------------------------------
 Repap New Brunswick, Inc., 9% First Priority Sr. Sec. Nts., 6/1/04(1)            1,500,000       1,582,500
-----------------------------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                                                  5,000,000       5,275,000
 10.875% Sr. Sub. Nts., 4/1/08                                                    3,900,000       3,978,000
-----------------------------------------------------------------------------------------------------------
 Stone Container Corp.:
 9.25% Sr. Unsec. Nts., 2/1/08                                                    3,000,000       3,180,000
 9.75% Sr. Unsec. Nts., 2/1/11                                                    4,000,000       4,270,000
-----------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                               4,000,000       2,700,000
                                                                                                -----------
                                                                                                 41,776,000

-----------------------------------------------------------------------------------------------------------
 GAMING/LEISURE--6.9%
 Aztar Corp., 9% Sr. Sub. Nts., 8/15/11(6)                                        2,500,000       2,587,500
-----------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(1,2,9)         22,500              --
-----------------------------------------------------------------------------------------------------------
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                  2,250,000       1,895,625
-----------------------------------------------------------------------------------------------------------
 Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                  2,250,000       2,317,500
-----------------------------------------------------------------------------------------------------------
 Felcor Lodging LP:
 8.50% Sr. Nts., 6/1/11                                                           2,405,000       2,320,825
 9.50% Sr. Unsec. Nts., 9/15/08(6)                                                1,600,000       1,612,000
-----------------------------------------------------------------------------------------------------------
 Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09(1)                4,800,000       4,968,000
-----------------------------------------------------------------------------------------------------------
 Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                             4,500,000       4,888,125
-----------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07              2,300,000       2,001,000
-----------------------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                              8,900,000       9,489,625
-----------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07(6)                                     4,000,000       4,025,000


                        12  OPPENHEIMER HIGH YIELD FUND

                                                                      PRINCIPAL   MARKET VALUE
                                                                         AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------
 GAMING/LEISURE CONTINUED
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                           $ 7,000,000    $ 6,860,000
----------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                         5,200,000      5,226,000
----------------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10                                        3,500,000      3,504,375
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                        3,000,000      3,127,500
----------------------------------------------------------------------------------------------
 Meristar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                  2,200,000      1,853,500
 9% Sr. Nts., 1/15/08                                                 2,000,000      1,910,000
 9.125% Sr. Nts., 1/15/11                                             2,000,000      1,890,000
----------------------------------------------------------------------------------------------
 Meristar Hospitality Operating Partnership/Finance Corp. II,
 10.50% Sr. Nts., 6/15/09(6)                                          3,000,000      3,018,750
----------------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                2,500,000      2,481,250
----------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8.375% Sr. Sub. Nts., 7/1/11                                         1,000,000      1,035,000
 8.75% Sr. Unsec. Sub. Nts., 1/1/09                                   4,000,000      4,160,000
----------------------------------------------------------------------------------------------
 Penn National Gaming, Inc., 11.125% Sr. Unsec. Sub. Nts., 3/1/08     6,500,000      6,890,000
----------------------------------------------------------------------------------------------
 Premier Parks, Inc.:
 0%/10% Sr. Disc. Nts., 4/1/08(10)                                    4,880,000      4,184,600
 9.25% Sr. Nts., 4/1/06                                               1,850,000      1,868,500
 9.75% Sr. Nts., 6/15/07                                              2,750,000      2,884,062
----------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06(1)             3,640,000      3,676,400
----------------------------------------------------------------------------------------------
Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07                                          5,800,000      5,930,500
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                     200,000        204,250
----------------------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75% Sr. Sub. Nts., 5/15/09(6)                   1,800,000      1,755,000
----------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc.:
12.25% Mtg. Nts., 11/15/04                                            2,000,000      2,010,000
14.25% Sr. Unsec. Sub. Nts., 11/15/05(5)                                300,000        277,500
                                                                                   -----------
                                                                                   100,852,387


----------------------------------------------------------------------------------------------
 HEALTHCARE--2.5%
 AdvancePCS, Inc., 8.50% Sr. Unsec. Nts., 4/1/08                      2,000,000      2,090,000
----------------------------------------------------------------------------------------------
 AmerisourceBergen Corp., 8.125% Sr. Nts., 9/1/08(6)                  4,500,000      4,635,000
----------------------------------------------------------------------------------------------
 Beverly Enterprises, Inc., 9.625% Sr. Unsec. Nts., 4/15/09           3,200,000      3,376,000
----------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc., 13.50% Sr.
 Sub. Nts., Series B, 10/1/09                                         1,950,000      2,349,750
----------------------------------------------------------------------------------------------
 DaVita, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 4/15/11          1,000,000      1,055,000
----------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08         3,000,000      3,015,000
----------------------------------------------------------------------------------------------
 ICN Pharmaceuticals, Inc., 9.75% Sr. Nts., 11/15/08(6)               5,040,000      5,670,000
----------------------------------------------------------------------------------------------
 InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11(6)      2,000,000      2,080,000
----------------------------------------------------------------------------------------------
 Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08            4,300,000      3,848,500
----------------------------------------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09       3,600,000      3,771,000
----------------------------------------------------------------------------------------------
 VanGuard Health Systems, Inc., 9.75% Sr. Sub. Nts., 8/1/11(6)          500,000        527,500
----------------------------------------------------------------------------------------------
 Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09(6)              4,000,000      4,100,000
                                                                                   -----------
                                                                                    36,517,750


                        13  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED/CONTINUED
--------------------------------------------------------


                                                                                                 PRINCIPAL           MARKET VALUE
                                                                                                    AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
 HOUSING--3.6%
 Ainsworth Lumber Co. Ltd., 13.875% Sr. Sec. Nts., 7/15/07(6)                                   $3,500,000           $  3,640,000
----------------------------------------------------------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11                           5,000,000              4,300,000
----------------------------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 7.875% Sr. Nts., 8/15/11                                                                        3,000,000              2,940,000
 9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                            3,000,000              3,090,000
 9.75% Sr. Sub. Nts., 9/15/10                                                                    2,000,000              2,070,000
----------------------------------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                            6,500,000              7,003,750
----------------------------------------------------------------------------------------------------------------------------------
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                                   3,500,000              1,067,500
----------------------------------------------------------------------------------------------------------------------------------
 KB Home:
 8.65% Sr. Sub. Nts., 12/15/08                                                                   5,000,000              5,050,000
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                             6,500,000              6,662,500
----------------------------------------------------------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                                   1,000,000              1,036,250
----------------------------------------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                        4,000,000              4,080,000
 9.25% Sr. Nts., Series B, 3/15/07                                                               5,500,000              5,637,500
 9.875% Sr. Unsec. Sub. Nts., 6/15/11                                                            1,000,000                995,000
----------------------------------------------------------------------------------------------------------------------------------
 WCI Communities, Inc., 10.625% Sr. Unsec. Sub. Nts., 2/15/11                                    4,600,000              4,772,500
                                                                                                                     -------------
                                                                                                                       52,345,000

----------------------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--2.3%
 Amkor Technology, Inc.:
 9.25% Sr. Unsec. Nts., 5/1/06                                                                   4,200,000              4,032,000
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                             3,200,000              3,040,000
----------------------------------------------------------------------------------------------------------------------------------
 Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09(1)                    6,000,000              3,030,000
----------------------------------------------------------------------------------------------------------------------------------
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09                   3,000,000              2,775,000
----------------------------------------------------------------------------------------------------------------------------------
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05(1)                   350,000                166,250
----------------------------------------------------------------------------------------------------------------------------------
 Fairchild Semiconductor Corp.:
 10.375% Sr. Unsec. Nts., 10/1/07                                                                7,800,000              8,170,500
 10.50% Sr. Unsec. Sub. Nts., 2/1/09                                                             2,200,000              2,348,500
----------------------------------------------------------------------------------------------------------------------------------
 Fisher Scientific International, Inc.:
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                                 6,350,000              6,540,500
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                                 1,510,000              1,555,300
----------------------------------------------------------------------------------------------------------------------------------
 Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                             1,700,000              1,793,500
                                                                                                                     -------------
                                                                                                                       33,451,550

----------------------------------------------------------------------------------------------------------------------------------
 MANUFACTURING--3.1%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                                        2,200,000              2,365,000
----------------------------------------------------------------------------------------------------------------------------------
 Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                                       6,000,000              6,300,000
----------------------------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                         2,500,000              1,162,500
----------------------------------------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                                         2,500,000              2,512,500
----------------------------------------------------------------------------------------------------------------------------------
 Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(1,2)                                         2,150,000                182,750
----------------------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                              2,800,000              1,554,000
----------------------------------------------------------------------------------------------------------------------------------
 Exide Corp., 10% Sr. Unsec. Nts., 4/15/05                                                       3,200,000                912,000
----------------------------------------------------------------------------------------------------------------------------------
 Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08(1,2,9)                                         6,000,000                150,000
----------------------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(1)                           3,500,000              2,537,500


                         14 OPPENHEIMER HIGH YIELD FUND

                                                                                                 PRINCIPAL           MARKET VALUE
                                                                                                    AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
 MANUFACTURING Continued
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(1)                                                  $ 7,500,000           $  1,162,500
----------------------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08(1)                           814,000                154,660
----------------------------------------------------------------------------------------------------------------------------------
 International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                          6,055,000              4,995,375
----------------------------------------------------------------------------------------------------------------------------------
 Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                              3,150,000              1,590,750
----------------------------------------------------------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08                                        1,000,000                965,000
----------------------------------------------------------------------------------------------------------------------------------
 Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(1)                                   1,960,000                362,600
----------------------------------------------------------------------------------------------------------------------------------
 Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07                                        2,000,000              1,240,000
----------------------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07(1)                 5,480,000              4,822,400
----------------------------------------------------------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                               700,000                693,000
 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                                   2,000,000              1,980,000
 9.25% Sr. Sub. Nts., 7/15/11(6)                                                                 4,000,000              4,020,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                                  2,000,000              2,090,000
----------------------------------------------------------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(1)                                           2,800,000              2,814,000
                                                                                                                     -------------
                                                                                                                       44,566,535

----------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: BROADCASTING--2.3%
 Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                           1,625,000              1,673,750
----------------------------------------------------------------------------------------------------------------------------------
 AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06(1,11)                            842,200                900,101
----------------------------------------------------------------------------------------------------------------------------------
 Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                           1,400,000              1,463,000
----------------------------------------------------------------------------------------------------------------------------------
 Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                       2,400,000              2,526,000
----------------------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11(10)                                                   11,000,000              6,710,000
 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                                                  2,000,000              1,925,000
----------------------------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                  2,500,000              2,593,750
----------------------------------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8.75% Sr. Sub. Nts., 12/15/11(6)                                                                3,000,000              3,015,000
 9% Sr. Unsec. Sub. Nts., 7/15/07                                                                3,600,000              3,636,000
----------------------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                         6,500,000              6,467,500
----------------------------------------------------------------------------------------------------------------------------------
 Young Broadcasting, Inc., 8.50% Sr. Unsec. Nts., 12/15/08(6)                                    3,000,000              3,030,000
                                                                                                                     -------------
                                                                                                                       33,940,101

----------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: CABLE/WIRELESS VIDEO--9.4%
 Adelphia Communications Corp.:
 8.125% Sr. Nts., Series B, 7/15/03                                                              2,000,000              1,995,000
 8.375% Sr. Nts., Series B, 2/1/08                                                               2,700,000              2,514,375
 9.875% Sr. Nts., Series B, 3/1/07                                                               3,545,000              3,531,706
 10.25% Sr. Unsec. Sub. Nts., 6/15/11(8)                                                         7,000,000              7,017,500
 10.875% Sr. Unsec. Nts., 10/1/10                                                                4,000,000              4,105,000
----------------------------------------------------------------------------------------------------------------------------------
 Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 [EUR]                              4,000,000              2,261,616
----------------------------------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/
 Charter Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(10)                                                     25,500,000             18,583,125
 0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11(10)                                               8,500,000              5,270,000
 10% Sr. Nts., 4/1/09                                                                            1,000,000              1,031,250
 10.75% Sr. Unsec. Nts., 10/1/09                                                                 7,800,000              8,268,000
 11.125% Sr. Unsec. Nts., 1/15/11                                                                4,000,000              4,260,000


                         15 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED/CONTINUED
--------------------------------------------------------


                                                                                                 PRINCIPAL           MARKET VALUE
                                                                                                    AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: CABLE/WIRELESS VIDEO Continued
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10(2)                                          $ 2,500,000           $    637,500
----------------------------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07                          5,570,000              4,149,650
----------------------------------------------------------------------------------------------------------------------------------
 Diamond Cable Communications plc:
 0%/10.75% Sr. Disc. Nts., 2/15/07(10)                                                             700,000                171,500
 11.75% Sr. Disc. Nts., 12/15/05                                                                11,000,000              2,915,000
----------------------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                   1,400,000              1,001,000
----------------------------------------------------------------------------------------------------------------------------------
 Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(1,10)                           2,500,000                412,500
----------------------------------------------------------------------------------------------------------------------------------
 EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07(8)                                  16,000,000             16,840,000
----------------------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                              7,600,000              7,866,000
----------------------------------------------------------------------------------------------------------------------------------
 Insight Communications Co., Inc., 0%/12.25% Sr. Disc. Nts., 2/15/11(10)                         4,000,000              2,380,000
----------------------------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                               2,000,000              2,120,000
----------------------------------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                             5,100,000              5,316,750
----------------------------------------------------------------------------------------------------------------------------------
 NTL Communications Corp.:
 0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09(10) [GBP]                                          19,350,000              6,829,283
 0%/11.50% Sr. Nts., 11/15/09(10) [EUR]                                                          2,750,000                508,084
 0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(10)                                               5,400,000              1,377,000
 9.875% Sr. Unsec. Nts., Series B, 11/15/09 [EUR]                                                3,000,000                861,462
----------------------------------------------------------------------------------------------------------------------------------
 NTL, Inc., 0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(10) [GBP]                         4,000,000              1,571,832
----------------------------------------------------------------------------------------------------------------------------------
 Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07 [CAD]                                      3,030,000              1,888,649
----------------------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09(10)                                                           10,500,000              4,659,375
 0%/9.875% Sr. Disc. Nts., 4/15/09(10) [GBP]                                                     8,500,000              5,319,487
 0%/11.375% Sr. Disc. Nts., 2/1/10(10)                                                           1,500,000                585,000
 11% Sr. Disc. Debs., 10/1/07                                                                    4,250,000              3,081,250
 11.25% Sr. Nts., 11/1/08                                                                        6,065,000              4,457,775
----------------------------------------------------------------------------------------------------------------------------------
 United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(10)            6,110,000              1,802,450
----------------------------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(10)                                         2,000,000                170,000
 0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10(10)                                           5,000,000                425,000
 10.875% Sr. Unsec. Nts., Series B, 8/1/09                                                       3,000,000                405,000
 11.25% Sr. Nts., Series B, 11/1/09 [EUR]                                                        1,500,000                210,357
                                                                                                                     -------------
                                                                                                                      136,799,476

----------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: DIVERSIFIED MEDIA--2.5%
 Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                2,700,000              2,878,875
----------------------------------------------------------------------------------------------------------------------------------
 Adelphia Communications Corp., 10.25% Sr. Unsec. Nts., 11/1/06                                  6,000,000              6,150,000
----------------------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11(12)                                10,000,000              9,762,500
----------------------------------------------------------------------------------------------------------------------------------
 Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                                            3,000,000              2,535,000
----------------------------------------------------------------------------------------------------------------------------------
 Lamar Advertising Co., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                     3,000,000              3,146,250
----------------------------------------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                               4,000,000              3,140,000
----------------------------------------------------------------------------------------------------------------------------------
 Penton Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 6/15/11                                       7,200,000              4,140,000
----------------------------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                                                                  4,300,000              4,332,250
----------------------------------------------------------------------------------------------------------------------------------
 Ziff Davis Media, Inc., 12% Sr. Sub. Nts., 7/15/10                                              1,400,000                399,000
                                                                                                                      ------------
                                                                                                                       36,483,875


                         16 OPPENHEIMER HIGH YIELD FUND

                                                                                                 PRINCIPAL           MARKET VALUE
                                                                                                    AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS--4.8%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08(1,2) [EUR]                                                          1,000,000           $         89
 13% Sr. Unsec. Nts., 5/1/08(1,2)                                                                3,500,000                    350
----------------------------------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                                   1,600,000                 24,000
----------------------------------------------------------------------------------------------------------------------------------
 Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts., Series B, 2/15/08(10)                9,000,000              4,005,000
----------------------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(1,2,9)                                                2,000,000                 50,000
----------------------------------------------------------------------------------------------------------------------------------
 COLT Telecom Group plc:
 10.125% Sr. Nts., 11/30/07 [GBP]                                                                1,000,000              1,244,367
 12% Sr. Unsec. Disc. Nts., 12/15/06(1)                                                          6,000,000              5,310,000
----------------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07(2)                                   3,065,000                352,475
----------------------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(1,2,9,10)                   6,400,000                992,000
----------------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., 10.875% Sr. Unsec. Nts., 7/1/10                                      750,000                778,125
----------------------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp., 9.125% Sr. Nts., 1/15/09(6)                                                 2,500,000              2,518,750
----------------------------------------------------------------------------------------------------------------------------------
 Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)                                                  5,250,000              1,785,000
----------------------------------------------------------------------------------------------------------------------------------
 ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09(1) [EUR]                        1,000,000              1,015,056
----------------------------------------------------------------------------------------------------------------------------------
 Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09(2) [EUR]                                 5,000,000                779,100
----------------------------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(1,10)                           5,000,000                    500
----------------------------------------------------------------------------------------------------------------------------------
 FLAG Telecom Holdings Ltd.:
 11.625% Sr. Nts., 3/30/10 [EUR]                                                                 1,000,000                373,968
 11.625% Sr. Unsec. Nts., 3/30/10                                                                1,000,000                425,000
----------------------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(10)                                                   2,200,000                627,000
 11.875% Sr. Unsec. Nts., Series B, 1/15/10                                                         75,000                 31,125
----------------------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 8.70% Sr. Unsec. Nts., 8/1/07(2)                                 3,500,000                332,500
----------------------------------------------------------------------------------------------------------------------------------
 Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(1,2,9) [EUR]                         3,500,000                280,476
----------------------------------------------------------------------------------------------------------------------------------
 Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10(2)                                                 3,500,000                717,500
----------------------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc., 13.75% Sr. Nts., 6/15/11(6)                                                  3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------------
 ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08(1,2,9)                   1,485,000                 92,812
----------------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(10)                 7,000,000              6,273,750
----------------------------------------------------------------------------------------------------------------------------------
 Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09 [EUR]                                             5,400,000              1,899,223
----------------------------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(10)                       12,500,000                562,500
----------------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc., 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10(10)                 6,600,000              2,376,000
----------------------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08(10)                                                          14,000,000              3,990,000
 0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10(10)                                                   3,500,000                822,500
 11.25% Sr. Nts., 3/15/10 [EUR]                                                                  6,000,000              2,110,248
----------------------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc.:
 0%/10.50% Sr. Disc. Nts., 3/1/07(2,9,10)                                                        2,000,000                400,000
 8.125% Sr. Unsec. Nts., 2/15/09(2)                                                              2,000,000                430,000
----------------------------------------------------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc.:
 10% Sr. Nts., 12/15/09                                                                          2,500,000                737,500
 10% Sr. Nts., 12/15/09 [EUR]                                                                    2,500,000                556,500
 10% Sr. Unsec. Nts., Series B, 11/15/08                                                         4,300,000              1,268,500
----------------------------------------------------------------------------------------------------------------------------------
 Metromedia International Group, Inc., 3.728% Sr. Unsec. Disc. Nts., 9/30/07(1,5)                  908,480                404,274
----------------------------------------------------------------------------------------------------------------------------------
 Netia Holdings BV, 11% Sr. Disc. Nts., 11/1/07(2) [DEM]                                         1,500,000                116,090


                         17 OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED/Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL    MARKET VALUE
                                                                                              AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS Continued
 Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09(2)                            $ 5,525,000     $   911,625
--------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(2,9)                         4,000,000         840,000
--------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)                                                    5,000,000       3,625,000
--------------------------------------------------------------------------------------------------------------------
 OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(1,2,9)                                       3,000,000       1,365,000
--------------------------------------------------------------------------------------------------------------------
 Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05(1,2,9)                                 4,000,000         410,000
--------------------------------------------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06(1,2,9) [EUR]                                              1,000,000          62,328
 11% Sr. Nts., 8/1/09(2)                                                                   2,350,000         188,000
--------------------------------------------------------------------------------------------------------------------
 RCN Corp.:
 0%/9.80% Sr. Disc. Nts., Series B, 2/15/08(10)                                            1,645,000         452,375
 10.125% Sr. Unsec. Nts., 1/15/10                                                          1,143,000         480,060
--------------------------------------------------------------------------------------------------------------------
 Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10(2)                   2,500,000         212,500
--------------------------------------------------------------------------------------------------------------------
 Tele1 Europe BV:
 11.875% Sr. Nts., 12/1/09 [EUR]                                                           2,000,000         596,568
 13% Sr. Unsec. Nts., 5/15/09 [EUR]                                                        3,000,000         934,920
--------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07(1,2,9)                                           2,300,000          11,500
--------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08                4,500,000       3,633,750
--------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                           1,300,000       1,049,750
--------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc., 8.75% Sr. Sub. Nts., 11/15/11(6)                                        3,400,000       3,417,000
--------------------------------------------------------------------------------------------------------------------
 Versatel Telecom International NV, 11.875% Sr. Nts., 7/15/09                              4,000,000       1,380,000
--------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(1,2)                                          2,925,000          10,969
--------------------------------------------------------------------------------------------------------------------
 Williams Communications Group, Inc.:
 10.875% Sr. Unsec. Nts., 10/1/09                                                          2,500,000       1,037,500
 11.875% Sr. Unsec. Nts., 8/1/10                                                           2,000,000         830,000
--------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc.:
 0%/9.45% Sr. Unsec. Disc. Nts., 4/15/08(2,10)                                             2,250,000         247,500
 0%/12.25% Sr. Unsec. Disc. Nts., 6/1/09(2,10)                                             2,000,000         170,000
 9.625% Sr. Nts., 10/1/07(2)                                                               5,000,000         625,000
 10.75% Sr. Unsec. Nts., 11/15/08(2)                                                       5,500,000         687,500
                                                                                                         -----------
                                                                                                          69,861,123

--------------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: WIRELESS COMMUNICATIONS--12.1%
 AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts., 10/1/09(10)                             1,800,000       1,377,000
--------------------------------------------------------------------------------------------------------------------
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                                    4,000,000       4,100,000
--------------------------------------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09                                    6,500,000       6,337,500
--------------------------------------------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09                                            11,300,000       9,153,000
--------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1,2,10)                 9,220,000          11,525
--------------------------------------------------------------------------------------------------------------------
 Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08                                 4,000,000       3,380,000
--------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11(10)                                                    8,900,000       5,562,500
 0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(10)                                            8,790,000       7,427,550
 9.375% Sr. Nts., 8/1/11                                                                     500,000         461,250
--------------------------------------------------------------------------------------------------------------------
 CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(9,10)                        4,650,000         476,625
--------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts., 10/1/10(10)                               8,700,000       4,524,000
--------------------------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10(10)                                     3,750,000       2,493,750


                        18  OPPENHEIMER HIGH YIELD FUND

                                                                                      PRINCIPAL     MARKET VALUE
                                                                                         AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: WIRELESS COMMUNICATIONS CONTINUED
 Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10                       $  3,500,000     $  2,677,500
----------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                           3,000,000        1,665,000
----------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(1,10) [CAD]                            6,405,000        2,457,597
 0%/12% Sr. Unsec. Disc. Nts., 6/1/09(10)                                             7,000,000        3,255,000
 14% Sr. Disc. Nts., Series B, 6/1/06                                                 3,900,000        3,344,250
----------------------------------------------------------------------------------------------------------------
 Millicom International Cellular SA, 13.50% Sr. Disc. Nts., 6/1/06                    1,760,000        1,170,400
----------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 0%/9.75% Sr. Disc. Nts., 10/31/07(10)                                                  500,000          358,750
 0%/9.95% Sr. Disc. Nts., 2/15/08(10)                                                 6,500,000        4,485,000
 0%/10.65% Sr. Disc. Nts., 9/15/07(10)                                                4,800,000        3,684,000
 9.375% Sr. Unsec. Nts., 11/15/09                                                    10,000,000        7,925,000
 12% Sr. Unsec. Nts., 11/1/08                                                         2,000,000        1,775,000
----------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc., 11% Sr. Unsec. Nts., 3/15/10                                  1,000,000          812,500
----------------------------------------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(6)                                         8,865,000       10,283,400
----------------------------------------------------------------------------------------------------------------
 ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1,2,9)                3,775,000          132,125
----------------------------------------------------------------------------------------------------------------
 Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(10)                   5,310,000        2,601,900
----------------------------------------------------------------------------------------------------------------
 Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(10)                   4,750,000        1,187,500
----------------------------------------------------------------------------------------------------------------
 Polska Telefoniz Cyfrowa International Financial II SA,
 11.25% Sr. Sub. Nts., 12/1/09 [EUR]                                                  2,750,000        2,479,208
----------------------------------------------------------------------------------------------------------------
 Price Communications Wireless, Inc.:
 9.125% Sr. Sec. Nts., Series B, 12/15/06(1)                                          1,500,000        1,597,500
 11.75% Sr. Sub. Nts., 7/15/07                                                        4,225,000        4,626,375
----------------------------------------------------------------------------------------------------------------
 Rogers Cantel, Inc., 8.80% Sr. Sub. Nts., 10/1/07                                    5,000,000        4,875,000
----------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                        3,800,000        3,933,000
----------------------------------------------------------------------------------------------------------------
 SBA Communications Corp.:
 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(10)                                            16,720,000       12,623,600
 10.25% Sr. Unsec. Nts., 2/1/09                                                      10,500,000        9,030,000
----------------------------------------------------------------------------------------------------------------
 Spectrasite Holdings, Inc.:
 0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(10)                                         3,500,000          927,500
 0%/12% Sr. Disc. Nts., 7/15/08(10)                                                   7,550,000        2,378,250
 0%/12.875% Sr. Unsec. Disc. Nts., Series B, 3/15/10(10)                              1,300,000          305,500
----------------------------------------------------------------------------------------------------------------
 TeleCorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(10)                                   3,800,000        3,325,000
 10.625% Sr. Unsec. Sub. Nts., 7/15/10                                                4,600,000        5,359,000
----------------------------------------------------------------------------------------------------------------
 Tritel PCS, Inc.:
 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(10)                                    3,400,000        2,907,000
 10.375% Sr. Sub. Nts., 1/15/11                                                       6,500,000        7,475,000
----------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(10)                                        2,500,000        2,275,000
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                  3,000,000        3,120,000
----------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(10)       6,000,000        4,260,000
----------------------------------------------------------------------------------------------------------------
 VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                        9,730,000       11,092,200
                                                                                                    ------------
                                                                                                     175,708,755


                        19  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED/Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL    MARKET VALUE
                                                                                    AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------------
 METALS/MINERALS--2.9%
 AK Steel Corp., 7.875% Sr. Unsec. Nts., 2/15/09                               $ 1,500,000     $ 1,477,500
----------------------------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09               700,000         588,000
----------------------------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09      2,300,000       2,265,500
----------------------------------------------------------------------------------------------------------
 Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07(1,2,9)                 5,025,000         276,375
----------------------------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                             5,000,000       5,200,000
----------------------------------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08               4,806,725       2,908,069
----------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06(2)                                         1,800,000       1,647,000
 12.75% Sr. Sub. Nts., 2/1/03(2)                                                 8,750,000       6,431,250
----------------------------------------------------------------------------------------------------------
 Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(1,10)               6,000,000       2,310,000
----------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                                          6,320,000       5,466,800
----------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                12,500,000       4,437,500
----------------------------------------------------------------------------------------------------------
 United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                6,000,000       5,760,000
----------------------------------------------------------------------------------------------------------
 WHX Corp., 10.50% Sr. Unsec. Nts., 4/15/05                                      5,000,000       2,475,000
                                                                                               -----------
                                                                                                41,242,994

----------------------------------------------------------------------------------------------------------
 RETAIL--2.2%
 Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(10)                     10,700,000       7,971,500
----------------------------------------------------------------------------------------------------------
 AutoNation, Inc., 9% Bonds, 8/1/08(6)                                           3,000,000       3,067,500
----------------------------------------------------------------------------------------------------------
 Collins & Aikman Corp., 10.75% Sr. Nts., 12/31/11(6)                            3,000,000       3,022,500
----------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08(1)       1,000,000         476,250
----------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                                      6,585,000       5,893,575
----------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08(1)                           2,100,000       1,890,000
----------------------------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08(1)                     3,000,000       3,052,500
----------------------------------------------------------------------------------------------------------
 Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09(1,2,9)                             700,000              --
----------------------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11(6)                   4,000,000       4,100,000
----------------------------------------------------------------------------------------------------------
 Saks, Inc., 9.875% Nts., 10/1/11(6)                                             3,000,000       2,820,000
                                                                                               -----------
                                                                                                32,293,825

----------------------------------------------------------------------------------------------------------
 SERVICE--7.2%
 Allied Waste North America, Inc.:
 8.50% Sr. Nts., 12/1/08(6)                                                     10,000,000      10,150,000
 8.875% Sr. Nts., Series B, 4/1/08                                               8,700,000       9,004,500
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                     15,000,000      15,525,000
----------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08                                                              4,700,000       4,441,500
----------------------------------------------------------------------------------------------------------
 AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(1,10)                      1,400,000         105,000
----------------------------------------------------------------------------------------------------------
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)                             3,080,000       1,185,800
----------------------------------------------------------------------------------------------------------
 Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                   4,000,000       3,780,000
----------------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06(1)                           8,000,000       1,960,000
----------------------------------------------------------------------------------------------------------
 Coinstar, Inc.:
 13% Sr. Disc. Nts., 10/1/06(1)                                                  1,706,000       1,697,470
 13% Sr. Unsec. Disc. Nts., 10/1/06(1)                                             294,000         317,520


                        20  OPPENHEIMER HIGH YIELD FUND

                                                                                     PRINCIPAL     MARKET VALUE
                                                                                        AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
 SERVICE Continued
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                        $  2,400,000     $  1,788,000
---------------------------------------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                          2,805,000        2,875,125
---------------------------------------------------------------------------------------------------------------
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08               8,550,000        8,774,438
---------------------------------------------------------------------------------------------------------------
 Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09        3,000,000        2,670,000
---------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09(1,2)                  3,850,000          712,250
---------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                     7,500,000        7,200,000
---------------------------------------------------------------------------------------------------------------
 Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(1)                   11,000,000        7,562,500
---------------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05                                                     1,500,000        1,237,500
---------------------------------------------------------------------------------------------------------------
 Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09(1)               2,584,000        3,100,800
---------------------------------------------------------------------------------------------------------------
 Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                      5,650,000        6,186,750
---------------------------------------------------------------------------------------------------------------
 United Rentals (North America), Inc., 10.75% Sr. Unsec. Nts., 4/15/08               7,500,000        8,100,000
---------------------------------------------------------------------------------------------------------------
 United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                 3,600,000        3,582,000
---------------------------------------------------------------------------------------------------------------
 URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                   3,000,000        3,086,250
                                                                                                   ------------
                                                                                                    105,042,403

---------------------------------------------------------------------------------------------------------------
 TRANSPORTATION--2.8%
 Amtran, Inc.:
 9.625% Nts., 12/15/05                                                               2,300,000        1,615,750
 10.50% Sr. Nts., 8/1/04                                                             7,600,000        6,099,000
---------------------------------------------------------------------------------------------------------------
 Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06                                   3,650,000        3,047,750
---------------------------------------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Nts., 6/15/06(6)                                            7,000,000        7,087,500
---------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                            2,500,000        2,025,660
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                           8,200,000        7,749,000
---------------------------------------------------------------------------------------------------------------
 Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(2,6,9)                 5,500,000        2,640,000
---------------------------------------------------------------------------------------------------------------
 Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06(2)                     3,000,000          150,000
---------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.725% first priority ship mtg. sr. sec. nts., 7/15/05
 and one warrant to purchase five shares of common stock)(1,2,5,13)                  5,000,000        2,950,000
---------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(6)       5,800,000        2,878,250
---------------------------------------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07(1)                    1,804,560          821,075
---------------------------------------------------------------------------------------------------------------
 Teekay Shipping Corp.:
 8.875% Sr. Nts., 7/15/11(6)                                                         2,000,000        2,060,000
 8.875% Sr. Nts., 7/15/11                                                            1,175,000        1,210,250
---------------------------------------------------------------------------------------------------------------
 Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                     1,000,000          495,000
                                                                                                   ------------
                                                                                                     40,829,235

---------------------------------------------------------------------------------------------------------------
 UTILITY--2.5%
 AES Corp. (The):
 8.375% Sr. Unsec. Unsub. Nts., 3/1/11(1) [GBP]                                      2,500,000        2,919,896
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                               4,000,000        3,540,000
 8.875% Sr. Unsec. Nts., 2/15/11                                                     4,000,000        3,540,000
---------------------------------------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20               6,000,000        5,385,000


                        21  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED/Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL       MARKET VALUE
                                                                                              AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
 UTILITY Continued
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr. Nts., 5/20/11(6)       $      800,000     $      828,000
-----------------------------------------------------------------------------------------------------------------------
 Azurix Corp.:
 10.375% Sr. Unsec. Nts., Series B, 2/15/07                                                3,750,000          2,643,750
 10.75% Sr. Unsec. Nts., Series B, 2/15/10                                                 3,500,000          2,467,500
-----------------------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09(1)                  1,000,000          1,025,000
-----------------------------------------------------------------------------------------------------------------------
 Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                                             7,900,000          7,199,681
-----------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 8.90% Sr. Nts., 7/15/08                                                                   1,000,000          1,002,531
 9.875% Sr. Unsec. Nts., 10/15/07                                                          4,500,000          4,779,846
-----------------------------------------------------------------------------------------------------------------------
 Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08(6)                                          99,931             85,441
                                                                                                         --------------
                                                                                                             35,416,645
                                                                                                         --------------
 Total Corporate Bonds and Notes (Cost $1,601,496,497)                                                    1,286,500,192

                                                                                              SHARES
=======================================================================================================================
 PREFERRED STOCKS--3.8%
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(1,11)                                  100,069              1,001
-----------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.(1,9)                                    140,000          4,235,000
-----------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 12.25% Sr. Exchangeable, Non-Vtg.(11)                                                         9,179          8,421,732
 13% Sr. Exchangeable, Non-Vtg.(11)                                                           11,055         11,082,637
-----------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1,11)                           3,738                374
-----------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1,9)               28,000            287,000
-----------------------------------------------------------------------------------------------------------------------
 Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(1)                                        211,866             52,966
-----------------------------------------------------------------------------------------------------------------------
 Fidelity Federal Bank, 12% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)                          30                757
-----------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg.(1,11)                       28,943             36,179
-----------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B(11)                            3,824          3,986,520
-----------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(1,9,11)             96,993             12,124
-----------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(11)                     7,006          3,520,515
-----------------------------------------------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A(1,9,11)                          93,750            468,750
-----------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(1,11)                       621          5,294,025
-----------------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc.:
 8.625% Exchangeable, Series H, Non-Vtg                                                      121,200          5,605,500
 9.20% Exchangeable, Series F, Non-Vtg.(1)                                                    22,500          1,040,625
-----------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(11)                               10,343          8,817,408
-----------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(1)                            26,250          2,605,313
-----------------------------------------------------------------------------------------------------------------------
 World Access, Inc., Cv. Sr., Series D, Non-Vtg.(1,9)                                            789                789
                                                                                                         --------------
 Total Preferred Stocks (Cost $93,486,998)                                                                   55,469,215


=======================================================================================================================
 COMMON STOCKS--0.4%
 Adelphia Business Solutions, Inc.(9)                                                          6,605              3,832
-----------------------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc.(1,9)                                                                      47,818            120,741
-----------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.(9)                                                                  716,340          4,735,008
-----------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.(9)                                                               840,607            512,770
-----------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd.(9)                                                   168,429            336,858


                        22  OPPENHEIMER HIGH YIELD FUND

                                                                                       MARKET VALUE
                                                                               SHARES    SEE NOTE 1
===================================================================================================
 COMMON STOCKS Continued
 OpTel, Inc., Non-Vtg.(1,9)                                                     7,425     $      74
---------------------------------------------------------------------------------------------------
 Pope, Evans & Robbins, Inc.(1,9)                                           1,688,400            --
---------------------------------------------------------------------------------------------------
 Resorts International, Inc.(1,9)                                             187,187            --
---------------------------------------------------------------------------------------------------
 Siena Holdings, Inc.(9)                                                      250,239       305,292
---------------------------------------------------------------------------------------------------
 WRC Media Corp.(1,9)                                                           9,471            95
---------------------------------------------------------------------------------------------------
 Total Common Stocks (Cost $8,263,270)                                                    6,014,670

                                                                                UNITS
===================================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.1%
 CellNet Data Systems, Inc. Wts., Exp. 10/1/07(1,9)                             3,407            34
---------------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(1,9)         3,000        60,000
---------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 1/23/03(1,9)                                                             80,080            --
 Exp. 1/23/03(1,9)                                                             57,200            --
 Exp. 5/1/05(1,9)                                                             118,003            --
 Exp. 9/1/04(1,9)                                                             168,000            --
---------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10(1,9)                                         2,000            20
---------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07(1,9)                              3,330            33
---------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08(1,9)                          8,200         3,075
---------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08(1,9)                        4,000            --
---------------------------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08(1,9)                                      7,500            75
---------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05(1,9)                           2,575            51
---------------------------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07(1,9)                                          5,250       105,656
---------------------------------------------------------------------------------------------------
 Focal Communications Corp. Wts., Exp. 12/14/07(9)                            132,337            --
---------------------------------------------------------------------------------------------------
 Golden State Bancorp, Inc. Litigation Wts.(9)                                107,699       127,085
---------------------------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09(1,9)                                      1,445           145
---------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10(1,9)                                      6,300       252,788
---------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05(1,9)                              50,820           508
---------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06(1,9)                                                             42,243         1,267
 Exp. 5/16/06(9)                                                                   63             8
---------------------------------------------------------------------------------------------------
 In-Flight Phone Corp. Wts., Exp. 8/31/02(1,9)                                  6,000            --
---------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07(1,9)                                          7,055            71
---------------------------------------------------------------------------------------------------
 International Utility Structures, Inc. Wts., Exp. 2/1/03(1,9)                    560            --
---------------------------------------------------------------------------------------------------
 Internet Commerce & Communications, Inc. Wts., Exp. 7/3/03(6,9)               24,520            --
---------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10(1,9)                                             3,750        94,219
---------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1,9)                            12,340           617
---------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10(1,9)                      3,500       140,438
---------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08(1,9)                      2,800             1
---------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1,9)                      3,910            39
---------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1,9)                            6,400            64
---------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10(1,9)                                           5,000        25,625


                        23  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED/Continued
--------------------------------------------------------------------------------

                                                                                             MARKET VALUE
                                                                              UNITS            SEE NOTE 1
=========================================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES Continued
 Pathmark Stores, Inc. Wts., Exp. 9/19/10(9)                                100,000       $       910,000
---------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group, Inc.)(1,9)                           630                     6
---------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03(1,9)                                                          182,000                    --
 Exp. 6/30/05(1,9)                                                           49,120                   491
---------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09(1,9)              1,200                    12
---------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10(1,9)                                        8,077                    81
                                                                                          ---------------
 Total Rights, Warrants and Certificates (Cost $1,538,410)                                      1,722,409
---------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,984,433,181)                            110.7%        1,610,114,445
---------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                        (10.7)         (155,098,097)
                                                                         --------------------------------
 NET ASSETS                                                                   100.0%      $ 1,455,016,348
                                                                         ================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

CAD    Canadian Dollar                     GBP    British Pound Sterling
DEM    German Mark                         MXN    Mexican Nuevo Peso
EUR    Euro

1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

2. Issuer is in default.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

4. When-issued security to be delivered and settled after December 31, 2001.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $170,632,998 or 11.73% of the Fund's net assets as of December 31, 2001.

7. Zero coupon bond reflects the effective yield on the date of purchase.

8. Securities with an aggregate market value of $6,407,575 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

9. Non-income-producing security.

10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11. Interest or dividend is paid in kind.

12. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

13. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        24  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------

 DECEMBER 31, 2001
==============================================================================================
 ASSETS
 Investments, at value (cost $1,984,433,181)--see accompanying statement       $ 1,610,114,445
----------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                 239,370
----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $128,957,952 sold on a when-issued basis)             128,970,565
 Interest, dividends and principal paydowns                                         33,980,222
 Shares of beneficial interest sold                                                  5,205,793
 Other                                                                                  10,831
                                                                               ---------------
 Total assets                                                                    1,778,521,226

==============================================================================================
 LIABILITIES
 Bank overdraft                                                                      3,180,045
----------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased on a when-issued basis                                      315,738,334
 Shares of beneficial interest redeemed                                              3,302,029
 Distribution and service plan fees                                                    843,153
 Shareholder reports                                                                   303,847
 Daily variation on futures contracts                                                   79,219
 Transfer and shareholder servicing agent fees                                           1,997
 Trustees' compensation                                                                  1,681
 Other                                                                                  54,573
                                                                               ---------------
 Total liabilities                                                                 323,504,878

==============================================================================================
 NET ASSETS                                                                    $ 1,455,016,348
                                                                               ===============

==============================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                               $ 2,153,531,158
----------------------------------------------------------------------------------------------
 Undistributed (overdistributed) net investment income                             (10,287,482)
----------------------------------------------------------------------------------------------
 Accumulated net realized gain (loss) on investments and
 foreign currency transactions                                                    (314,047,280)
----------------------------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) on investments and translation
 of assets and liabilities denominated in foreign currencies                      (374,180,048)
                                                                               ---------------
 NET ASSETS                                                                    $ 1,455,016,348
                                                                               ===============


                        25  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED Continued
--------------------------------------------------------------------------------

=============================================================================================
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets
 of $943,974,244 and 99,085,739 shares of beneficial interest outstanding)             $ 9.53
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                                           $10.01
---------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $364,585,835 and 38,735,361 shares of beneficial interest outstanding)                $ 9.41
---------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $104,784,037 and 11,020,563 shares of beneficial interest outstanding)                $ 9.51
---------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $297,954 and 31,264 shares of beneficial interest outstanding)                        $ 9.53
---------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $41,374,278 and 4,373,825 shares of beneficial interest outstanding)    $ 9.46


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        26  OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS UNAUDITED
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
=========================================================================================
INVESTMENT INCOME
 Interest                                                                    $ 88,914,260
-----------------------------------------------------------------------------------------
 Dividends                                                                      3,262,076
                                                                             ------------
 Total income                                                                  92,176,336

=========================================================================================
 EXPENSES
 Management fees                                                                4,627,374
-----------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                        1,128,686
 Class B                                                                        1,865,416
 Class C                                                                          482,009
 Class N                                                                              472
-----------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                          823,029
 Class B                                                                          319,239
 Class C                                                                           82,655
 Class N                                                                              224
 Class Y                                                                           66,963
-----------------------------------------------------------------------------------------
 Shareholder reports                                                              334,101
-----------------------------------------------------------------------------------------
 Custodian fees and expenses                                                       57,180
-----------------------------------------------------------------------------------------
 Other                                                                             92,494
                                                                             ------------
 Total expenses                                                                 9,879,842
 Less reduction to custodian expenses                                             (43,124)
                                                                             ------------
 Net expenses                                                                   9,836,718

=========================================================================================
 NET INVESTMENT INCOME                                                         82,339,618

=========================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments                                                                  (88,442,640)
 Closing of futures contracts                                                   2,018,448
 Foreign currency transactions                                                 (2,568,965)
                                                                             ------------
 Net realized gain (loss)                                                     (88,993,157)

-----------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                  (14,520,713)
 Translation of assets and liabilities denominated in foreign currencies        5,437,536
                                                                             ------------
 Net change                                                                    (9,083,177)
                                                                             ------------
 Net realized and unrealized gain (loss)                                      (98,076,334)

=========================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(15,736,716)
                                                                             ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        27  OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                           DECEMBER 31, 2001           YEAR ENDED
                                                                                 (UNAUDITED)        JUNE 30, 2001
=================================================================================================================
 OPERATIONS
 Net investment income (loss)                                                $    82,339,618      $   166,198,456
-----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                        (88,993,157)         (61,040,256)
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                             (9,083,177)        (167,658,648)
                                                                             ------------------------------------
 Net increase (decrease) in net assets resulting from operations                 (15,736,716)         (62,500,448)

=================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                                         (57,472,076)        (120,244,822)
 Class B                                                                         (20,801,498)         (44,557,703)
 Class C                                                                          (5,329,917)          (8,930,958)
 Class N                                                                             (15,245)              (1,796)
 Class Y                                                                          (2,980,048)          (6,543,986)

=================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                          47,752,889           54,048,518
 Class B                                                                           4,398,667           (3,591,501)
 Class C                                                                          20,716,943           21,532,450
 Class N                                                                             166,479              150,073
 Class Y                                                                         (15,003,453)          15,044,636

=================================================================================================================
 NET ASSETS
 Total decrease                                                                  (44,303,975)        (155,595,537)
-----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                           1,499,320,323        1,654,915,860
                                                                             ------------------------------------
 End of period [including undistributed (overdistributed) net investment
 income of $(10,287,482) and $(6,028,316), respectively]                     $ 1,455,016,348      $ 1,499,320,323
                                                                             ====================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        28  OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                        DEC. 31, 2001                                                                   JUNE 30,
 CLASS A                                  (UNAUDITED)          2001             2000          1999          1998            1997
=================================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period        $  10.20    $    11.89       $    13.06    $    14.44    $    13.98      $    13.51
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .56          1.18(1)          1.26          1.26          1.24            1.27
 Net realized and unrealized gain (loss)         (.65)        (1.59)(1)        (1.18)        (1.39)          .43             .43
                                             ------------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                           (.09)         (.41)             .08          (.13)         1.67            1.70
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income            (.58)        (1.28)           (1.25)        (1.25)        (1.21)          (1.23)
                                             ------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.58)        (1.28)           (1.25)        (1.25)        (1.21)          (1.23)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $   9.53    $    10.20       $    11.89    $    13.06    $    14.44      $    13.98
                                             ====================================================================================

=================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)            (0.80)%       (3.69)%           0.71%        (0.71)%       12.34%          13.10%

=================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)    $943,974    $  962,017       $1,065,220    $1,027,730    $1,257,100      $1,167,055
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $952,045    $1,038,442       $1,125,834    $1,198,756    $1,226,580      $1,127,509
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                          11.38%        10.66%(1)        10.12%         9.40%         8.64%           9.22%
 Expenses                                        1.10%         1.00%            1.02%         0.99%         1.00%(4)        1.00%(4)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           14%           33%              24%           43%          117%            126%


1. Without the adoption of the change in amortization method effective for fiscal years beginning after December 15, 2000, these amounts would have been:

Net investment income                           $ 1.19
Net realized and unrealized gain (loss)         $(1.60)
Net investment income ratio                      10.89%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        29  OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                               YEAR
                                                     ENDED                                                              ENDED
                                             DEC. 31, 2001                                                           JUNE 30,
 CLASS B                                       (UNAUDITED)        2001           2000        1999        1998            1997
=============================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period             $  10.09    $  11.77       $  12.95    $  14.33    $  13.88       $  13.43
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .51        1.10(1)        1.15        1.14        1.11           1.15
 Net realized and unrealized gain (loss)              (.64)      (1.58)(1)      (1.18)      (1.38)        .44            .43
                                                  ---------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                (.13)       (.48)          (.03)       (.24)       1.55           1.58
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.55)      (1.20)         (1.15)      (1.14)      (1.10)         (1.13)
                                                  ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.55)      (1.20)         (1.15)      (1.14)      (1.10)         (1.13)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $   9.41    $  10.09       $  11.77    $  12.95    $  14.33       $  13.88
                                                  ===========================================================================

=============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                 (1.28)%     (4.37)%        (0.13)%     (1.48)%     11.50%         12.18%

=============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 NET ASSETS, END OF PERIOD (IN THOUSANDS)         $364,586    $386,309       $453,375    $580,468    $527,516       $396,678
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $369,934    $414,648       $509,815    $544,925    $464,492       $335,220
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                               10.60%       9.91%(1)       9.35%       8.61%       7.86%          8.41%
 Expenses                                             1.86%       1.76%          1.79%       1.78%       1.79%(4)       1.80%(4)
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                14%         33%            24%         43%        117%           126%



1. Without the adoption of the change in amortization method effective for fiscal years beginning after December 15, 2000, these amounts would have been:

Net investment income                           $ 1.12
Net realized and unrealized gain (loss)         $(1.60)
Net investment income ratio                      10.14%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        30  OPPENHEIMER HIGH YIELD FUND

                                               SIX MONTHS                                                         YEAR
                                                    ENDED                                                        ENDED
                                            DEC. 31, 2001                                                     JUNE 30,
 CLASS C                                      (UNAUDITED)       2001          2000       1999       1998          1997
======================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period            $  10.18    $ 11.87       $ 13.04    $ 14.42    $ 13.97       $ 13.50
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .52       1.11(1)       1.16       1.15       1.22          1.14
 Net realized and unrealized gain (loss)             (.65)     (1.60)(1)     (1.18)     (1.39)       .33           .45
                                                 ---------------------------------------------------------------------
 Total income (loss) from
 investment operations                               (.13)      (.49)         (.02)      (.24)      1.55          1.59
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
   shareholders:
 Dividends from net investment income                (.54)     (1.20)        (1.15)     (1.14)     (1.10)        (1.12)
                                                 ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.54)     (1.20)        (1.15)     (1.14)     (1.10)        (1.12)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $   9.51    $ 10.18       $ 11.87    $ 13.04    $ 14.42       $ 13.97
                                                 =====================================================================

======================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                (1.18)%    (4.43)%       (0.06)%    (1.49)%    11.42%        12.23%

======================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)        $104,784    $90,603       $82,204    $93,607    $65,506       $30,463
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $ 95,697    $83,776       $87,141    $79,889    $48,077       $17,654
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                              10.64%      9.90%(1)      9.35%      8.60%      7.87%         8.40%
 Expenses                                            1.86%      1.76%         1.79%      1.78%      1.78%(4)      1.82%(4)
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               14%        33%           24%        43%       117%          126%


1. Without the adoption of the change in amortization method effective for fiscal years beginning after December 15, 2000, these amounts would have been:

Net investment income                           $ 1.12
Net realized and unrealized gain (loss)         $(1.61)
Net investment income ratio                      10.13%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        31  OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

                                                         SIX MONTHS        PERIOD
                                                              ENDED         ENDED
                                                      DEC. 31, 2001      JUNE 30,
 CLASS N                                                (UNAUDITED)        2001(1)
==================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                       $ 10.20       $ 11.33
----------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                          .54           .41
 Net realized and unrealized gain (loss)                       (.63)        (1.13)
                                                            ----------------------
 Total income (loss) from
 investment operations                                         (.09)         (.72)
----------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          (.58)         (.41)
                                                            ----------------------
 Total dividends and/or distributions
 to shareholders                                               (.58)         (.41)
----------------------------------------------------------------------------------
 Net asset value, end of period                             $  9.53       $ 10.20
                                                            ======================

==================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                          (0.85)%       (6.43)%

==================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                   $   298       $   146
----------------------------------------------------------------------------------
 Average net assets (in thousands)                          $   262       $    46
----------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                        11.30%        11.47%
 Expenses                                                      1.22%         1.04%
----------------------------------------------------------------------------------
 Portfolio turnover rate                                         14%           33%


1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        32  OPPENHEIMER HIGH YIELD FUND

                                                  SIX MONTHS                                                           YEAR
                                                       ENDED                                                          ENDED
                                               DEC. 31, 2001                                                       JUNE 30,
 CLASS Y                                         (UNAUDITED)           2001              2000           1999         1998(1)
===========================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period             $    10.14     $    11.82        $    13.02     $    14.42     $    14.48
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .52           1.20(2)           1.27           1.28            .90
 Net realized and unrealized gain (loss)                (.61)         (1.59)(2)         (1.18)         (1.39)          (.08)
                                                  -------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                  (.09)          (.39)              .09           (.11)           .82
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.59)         (1.29)            (1.29)         (1.29)          (.88)
                                                  -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        (.59)         (1.29)            (1.29)         (1.29)          (.88)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $     9.46     $    10.14        $    11.82     $    13.02     $    14.42
                                                  =========================================================================

===========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE3                     (0.83)%        (3.57)%            0.85%         (0.54)%         5.81%

===========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)         $   41,374     $   60,244        $   54,117     $   52,993     $   11,254
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $   49,732     $   56,669        $   54,022     $   34,043     $    5,562
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                 11.25%         10.72%(2)         10.30%          9.73%          9.14%
 Expenses                                               0.96%          0.94%             0.86%          0.76%          0.81%(5)
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  14%            33%               24%            43%           117%


1. For the period from October 15, 1997 (inception of offering) to June 30,
1998.

2. Without the adoption of the change in amortization method effective for fiscal years beginning after December 15, 2000, these amounts would have been:

Net investment income                           $ 1.21
Net realized and unrealized gain (loss)         $(1.60)
Net investment income ratio                      10.95%

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        33  OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
-------------------------------------------------------------------------------

===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's primary investment objective is to seek a high level of current income by investing in a diversified portfolio of high yield, lower rated fixed income securities the Fund's investment manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net

                         34 OPPENHEIMER HIGH YIELD FUND
asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 2001, the Fund had entered into net outstanding when-issued commitments of $186,780,382.

     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.

     Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2001, securities with an aggregate market value of $37,108,051, representing 2.55% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                         35 OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
-------------------------------------------------------------------------------


===============================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES CONTINUED

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

     As of December 31, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $303,524,010. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of June 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

           EXPIRING
           ---------------------------
               2003       $ 14,430,060
               2004         25,763,959
               2007         30,649,297
               2008         35,734,504
               2009         57,513,604
                          ------------
              Total       $164,091,424
                          ============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                         36 OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

-------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         37 OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
-------------------------------------------------------------------------------


===============================================================================
2.   SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                  SIX MONTHS ENDED DECEMBER 31, 2001     YEAR ENDED JUNE 30, 2001(1)
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS A
 Sold                       21,327,329 $ 208,423,175     43,576,328  $ 485,484,192
 Dividends and/or
 distributions reinvested    3,644,528    35,215,147      6,713,173     74,113,660
 Redeemed                  (20,173,144) (195,885,433)   (45,628,511)  (505,549,334)
                           --------------------------------------------------------
 Net increase (decrease)     4,798,713 $  47,752,889      4,660,990  $  54,048,518
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS B
 Sold                        6,989,156 $  67,260,907     14,576,129  $ 160,353,568
 Dividends and/or
 distributions reinvested    1,064,651    10,162,138      1,949,566     21,294,257
 Redeemed                   (7,611,511)  (73,024,378)   (16,763,829)  (185,239,326)
                           --------------------------------------------------------
 Net increase (decrease)       442,296 $   4,398,667       (238,134) $  (3,591,501)
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS C
 Sold                        3,167,573 $  30,817,988      4,633,932  $  51,296,148
 Dividends and/or
 distributions reinvested      315,419     3,038,862        448,038      4,925,282
 Redeemed                   (1,358,754)  (13,139,907)    (3,113,835)   (34,688,980)
                           --------------------------------------------------------
 Net increase (decrease)     2,124,238 $  20,716,943      1,968,135   $ 21,532,450
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS N
 Sold                           24,589 $     240,334         14,184   $    148,278
 Dividends and/or
 distributions reinvested        1,581        15,239            172          1,796
 Redeemed                       (9,262)      (89,094)            --             (1)
                           --------------------------------------------------------
 Net increase (decrease)        16,908 $     166,479         14,356   $    150,073
                           ========================================================

-----------------------------------------------------------------------------------
 CLASS Y
 Sold                          955,434 $   9,315,006      3,240,677  $  35,363,797
 Dividends and/or
 distributions reinvested      300,269     2,896,265        601,983      6,597,593
 Redeemed                   (2,825,616)  (27,214,724)    (2,478,700)   (26,916,754)
                           --------------------------------------------------------
 Net increase (decrease)    (1,569,913) $(15,003,453)     1,363,960   $ 15,044,636
                           ========================================================

1. For the year ended June 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering ) to June 30, 2001, for Class N shares.



                         38 OPPENHEIMER HIGH YIELD FUND

================================================================================
3.   PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2001, were $301,563,618 and $223,735,984, respectively.

================================================================================
4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended December 31, 2001, was an annualized rate of 0.63%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      AGGREGATE              CLASS A         CONCESSIONS           CONCESSIONS     CONCESSIONS        CONCESSIONS
                      FRONT-END            FRONT-END          ON CLASS A            ON CLASS B      ON CLASS C         ON CLASS N
                  SALES CHARGES        SALES CHARGES              SHARES                SHARES          SHARES             SHARES
                     ON CLASS A          RETAINED BY         ADVANCED BY           ADVANCED BY     ADVANCED BY        ADVANCED BY
 SIX MONTHS ENDED        SHARES          DISTRIBUTOR      DISTRIBUTOR(1)        DISTRIBUTOR(1)  DISTRIBUTOR(1)    DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------------------------------
 December 31, 2001     $907,696             $245,889             $79,193           $1,340,457         $163,919            $2,367

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                  CLASS A                 CLASS B                 CLASS C                    CLASS N
                      CONTINGENT DEFERRED     CONTINGENT DEFERRED     CONTINGENT DEFERRED        CONTINGENT DEFERRED
                            SALES CHARGES           SALES CHARGES           SALES CHARGES              SALES CHARGES
                              RETAINED BY             RETAINED BY             RETAINED BY                RETAINED BY
 SIX MONTHS ENDED             DISTRIBUTOR             DISTRIBUTOR             DISTRIBUTOR                DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------------
 December 31, 2001                 $2,335                $459,880                 $12,064                        $--


                         39 OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
-------------------------------------------------------------------------------

===============================================================================
4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES CONTINUED

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

-------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended December 31, 2001, payments under the Class A plan totaled $1,128,686, all of which were paid by the Distributor to recipients, and included $36,787 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

-------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


                         40 OPPENHEIMER HIGH YIELD FUND

Distribution fees paid to the Distributor for the six months ended December 31, 2001, were as follows:

                                                                                                     DISTRIBUTOR'S
                                                                         DISTRIBUTOR'S                   AGGREGATE
                                                                             AGGREGATE                UNREIMBURSED
                                                                          UNREIMBURSED               EXPENSES AS %
                        TOTAL PAYMENTS        AMOUNT RETAINED                 EXPENSES               OF NET ASSETS
                            UNDER PLAN         BY DISTRIBUTOR               UNDER PLAN                    OF CLASS
------------------------------------------------------------------------------------------------------------------
 Class B Plan               $1,865,416             $1,484,317              $16,171,925                       4.44%
 Class C Plan                  482,009                145,211                2,301,569                       2.20
 Class N Plan                      472                    472                    8,241                       2.77


================================================================================
5.   FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2001, the Fund had outstanding foreign currency contracts as follows:

                                                      CONTRACT
                              EXPIRATION                AMOUNT         VALUATION AS OF            UNREALIZED
 CONTRACT DESCRIPTION               DATE                (000S)           DEC. 31, 2001          APPRECIATION
------------------------------------------------------------------------------------------------------------
 CONTRACTS TO SELL
 Canadian Dollar [CAD]            1/3/02             CAD7,485              $4,688,863               $239,370

================================================================================
6.   FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                         41 OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
-------------------------------------------------------------------------------

===============================================================================
6.   FUTURES CONTRACTS CONTINUED

     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark-to-market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2001, the Fund had outstanding futures contracts as follows:


                                                                                                   UNREALIZED
                            EXPIRATION          NUMBER OF       VALUATION AS OF                  APPRECIATION
 CONTRACT DESCRIPTION             DATE          CONTRACTS         DEC. 31, 2001                 (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Treasury Nts., 10 yr.     3/19/02                130           $13,668,281                      $(98,578)


================================================================================
7.   ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale


                         42 OPPENHEIMER HIGH YIELD FUND
 to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2001, was $144,398,003, which represents 9.92% of the Fund's net assets, of which $121,530 is considered restricted. Information concerning restricted securities is as follows:

                                                                                             UNREALIZED
                           ACQUISITION                        VALUATION AS OF              APPRECIATION
 SECURITY                        DATES          COST            DEC. 31, 2001             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Aurora Foods, Inc.                   9/18/00      $     --                 $120,741         $  120,741
--------------------------------------------------------------------------------------------------------
 World Access, Inc., Cv. Sr.,
 Series D, Non-Vtg.                  2/14/00       1,090,000                     789         (1,089,211)


===============================================================================
8.   BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings during the six months ended or at December 31, 2001.


                         43 OPPENHEIMER HIGH YIELD FUND

OPPENHEIMER HIGH YIELD FUND
-------------------------------------------------------------------------------

==============================================================================
OFFICERS AND TRUSTEES   James C. Swain, CEO and Chairman of the Board of Trustees
                        John V. Murphy, Trustee and President
                        William L. Armstrong, Trustee
                        Robert G. Avis, Trustee
                        George C. Bowen, Trustee
                        Edward L. Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        C. Howard Kast, Trustee
                        Robert M. Kirchner, Trustee
                        F. William Marshall, Jr., Trustee
                        David P. Negri, Vice President
                        Thomas P. Reedy, Vice President
                        Robert G. Zack, Vice President & Secretary
                        Brian W. Wixted, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Katherine P. Feld, Assistant Secretary
                        Kathleen T. Ives, Assistant Secretary
                        Denis R. Molleur, Assistant Secretary

==============================================================================
 INVESTMENT ADVISOR     OppenheimerFunds, Inc.

==============================================================================
 DISTRIBUTOR            OppenheimerFunds Distributor, Inc.

==============================================================================
 TRANSFER AND           OppenheimerFunds Services
 SHAREHOLDER
 SERVICING AGENT
==============================================================================
 CUSTODIAN OF           The Bank of New York
 PORTFOLIO SECURITIES
==============================================================================
 INDEPENDENT AUDITORS   Deloitte &Touche LLP

==============================================================================
 LEGAL COUNSEL          Mayer, Brown & Platt


                        The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS
                        DISTRIBUTOR, INC. 498 SEVENTH AVENUE, NEW YORK, NY 10018


         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                         44 OPPENHEIMER HIGH YIELD FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.

INTERNET
24-hr access to account information and transactions(2)
WWW.OPPENHEIMERFUNDS.COM

GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048

TELEPHONE TRANSACTIONS
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457

PHONELINK(2)
24-hr automated information and automated transactions
1.800.CALL OP (1.800.225.5677)

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 9am-6:30pm ET    1.800.843.4461

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

EDOCS DIRECT
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TICKER SYMBOLS
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1. Automatic investment plans do not assure profit or protect against losses in declining markets.
2. At times this website or PhoneLink may be inaccessible or their transaction features may be unavailable.


[OPPENHEIMERFUNDS LOGO]
RS0280.001.1201 March 1, 2002